Related Parties Blalance (Details) - Schedule of due to related parties - USD ($)		Mar. 31, 2021	Mar. 31, 2020
Related Party Transaction [Line Items]
Due to related parties	[1]	$ 297,855	$ 286,353
Due to shareholders [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	297,855	282,121
Due to key management personnel [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]		$ 4,232

[1]	The balance of due to shareholders mainly due to the principal shareholders of the Company who provide funds for the Company’s operations. The payables are unsecured, non-interest bearing and due on demand.